Loans	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
LOANS

NOTE 3 – LOANS

Loans at year end were as follows:

	2012	2011
Commercial real estate:
Commercial real estate	$59,484	$55,520
Secured by farmland	23,161	11,609
Construction and land development	8,682	4,822
Commercial:
Commercial and industrial	37,138	30,165
Agricultural production	12,107	3,721
Residential real estate:
One-to-four family	69,364	56,261
Multifamily	18,660	17,041
Construction and land development	959	683
Home equity	31,218	30,086
Consumer:
Auto:
Direct	5,436	3,866
Indirect	1,087	2,740
Other	1,780	980

	269,076	217,494
Unearned and deferred income	(137)	(379)
Allowance for loan losses	(3,400)	(3,163)

	$265,539	$213,952

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2012:

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$856	$1,480	$721	$66	$40	$0	$3,163
Provision for loan losses	342	837	108	81	6	0	1,374
Loans charged-off	(282)	(525)	(250)	(91)	(41)	0	(1,189)
Recoveries	10	1	5	9	27	0	52

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2011:

		Commercial	Residential	Home
	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$460	$1,267	$675	$100	$53	$30	$2,585
Provision for loan losses	371	212	74	(9)	(18)	(30)	600
Loans charged-off	0	0	(28)	(26)	(17)	0	(71)
Recoveries	25	1	0	1	22	0	49

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Activity in the allowance for loan losses was as follows:

	2012	2011	2010
Beginning balance	$3,163	$2,585	$2,906
Provision for loan losses	1,374	600	2,229
Loans charged-off	(1,189)	(71)	(2,576)
Recoveries	52	49	26

Ending balance	$3,400	$3,163	$2,585

The recorded investment in loans includes the principal balance outstanding, net of unearned and deferred income and including accrued interest receivable. The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

		Commercial	Residential	Home
December 31, 2012	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$0	$33	$0	$0	$0	$0	$33
Collectively evaluated for impairment	926	1,760	584	65	32	0	3,367

Total ending allowance balance	$926	$1,793	$584	$65	$32	$0	$3,400

Recorded investment in loans:
Loans individually evaluated for impairment	$20	$1,478	$43	$0	$0	$0	$1,541
Loans collectively evaluated for impairment	49,455	89,868	88,910	31,499	8,366	0	268,098

Total ending loans balance	$49,475	$91,346	$88,953	$31,499	$8,366	$0	$269,639

		Commercial	Residential	Home
December 31, 2011	Commercial	Real Estate	Real Estate	Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$151	$183	$182	$0	$0	$0	$516
Collectively evaluated for impairment	705	1,297	539	66	40	0	2,647

Total ending allowance balance	$856	$1,480	$721	$66	$40	$0	$3,163

Recorded investment in loans:
Loans individually evaluated for impairment	$597	$2,420	$320	$0	$0	$0	$3,337
Loans collectively evaluated for impairment	33,399	69,535	73,570	30,288	7,698	0	214,490

Total ending loans balance	$33,996	$71,955	$73,890	$30,288	$7,698	$0	$217,827

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2012:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2012	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$378	$378	$0	$389
Construction and land development	1,154	1,057	0	1,375
Commercial:
Commercial and industrial	20	20	0	433
Residential real estate:
One-to-four family	43	43	0	44
With an allowance recorded:
Commercial real estate:
Construction and land development	43	43	33	43
Commercial:
Commercial and industrial	0	0	0	0

	$1,638	$1,541	$33	$2,284

For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2012.

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2011:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2011	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Commercial real estate:
Commercial real estate	$406	$406	$0	$426
Construction and land development	1,252	1,252	0	1,923
Commercial:
Commercial and industrial	29	29	0	31
Residential real estate:
One-to-four family	46	46	0	49
With an allowance recorded:
Commercial real estate:
Commercial real estate	762	762	183	902
Commercial:
Commercial and industrial	568	568	151	509
Residential real estate:
One-to-four family	274	274	182	283

	$3,337	$3,337	$516	$4,123

The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2011.

The average of individually impaired loans as of, and for the year ended December 31, 2010 was $3,888. The impact to interest income on impaired loans was not significant to the consolidated statements of income for the year ended December 31, 2010.

Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and loans past due 90 or more days still on accrual by class of loans as of December 31, 2012 and 2011:

			Loans Past Due 90 or
	Nonaccrual		More Days Still Accruing
	2012	2011	2012	2011
Commercial real estate:
Commercial real estate	$421	$1,168	$0	$0
Construction and land development	249	1,252	0	0
Commercial:
Commercial and industrial	20	596	0	0
Residential real estate:
One-to-four family	43	438	469	181
Home equity	0	382	0	0
Consumer:
Auto:
Direct	0	0	2	0

	$733	$3,836	$471	$181

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due	Past Due (1)	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$38	$217	$204	$459	$59,001	$59,460
Secured by farmland	0	0	0	0	23,218	23,218
Construction and land development	0	0	0	0	8,668	8,668
Commercial:
Commercial and industrial	156	0	20	176	37,090	37,266
Agricultural production	9	0	0	9	12,200	12,209
Residential real estate:
One-to-four family	191	0	491	682	68,663	69,345
Multifamily	0	0	0	0	18,650	18,650
Construction and land development	0	0	0	0	958	958
Home equity	14	40	0	54	31,445	31,499
Consumer:
Auto:
Direct	57	0	2	59	5,400	5,459
Indirect	0	10	0	10	1,114	1,124
Other	1	0	0	1	1,782	1,783

	$466	$267	$717	$1,450	$268,189	$269,639

(1)	Includes $217 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $471 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $270 thousand of loans on nonaccrual status.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due	Past Due (2)	Past Due	Past Due (3)	Total
Commercial real estate:
Commercial real estate	$0	$30	$922	$952	$54,557	$55,509
Secured by farmland	0	0	0	0	11,628	11,628
Construction and land development	856	0	396	1,252	3,566	4,818
Commercial:
Commercial and industrial	37	0	597	634	29,581	30,215
Agricultural production	0	0	0	0	3,781	3,781
Residential real estate:
One-to-four family	245	297	572	1,114	55,094	56,208
Multifamily	0	0	0	0	17,001	17,001
Construction and land development	0	0	0	0	681	681
Home equity	0	0	382	382	29,906	30,288
Consumer:
Auto:
Direct	1	0	0	1	3,896	3,897
Indirect	17	0	0	17	2,804	2,821
Other	14	0	0	14	966	980

	$1,170	$327	$2,869	$4,366	$213,461	$217,827

(1)	Includes $856 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $181 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $292 thousand of loans on nonaccrual status.

Troubled Debt Restructuring

As of period ending December 31, 2012, certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The Corporation has two commercial loans with a balance of $1,082 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2012. There is $42 in specific reserves that have been allocated for these loans as of December 31, 2012. The Corporation has not committed to lend any additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings. The Corporation had commercial loans with balances of $2,517 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2011. $300 of specific reserve was allocated for these loans.

There were no loans modified as troubled debt restructurings that experienced payment default following the modification within the last twelve months. A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

Credit Quality Indicators: The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends and other information specific to each borrower. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial, commercial real estate loans, and loans to commercial enterprises secured by one-to-four family residential properties. This analysis is performed on an annual basis or more frequently if management becomes aware of information affecting a borrower’s ability to fulfill its obligation. The Corporation uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current financial condition and paying capacity of the obligor or of the collateral securing the loan. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt with a distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$54,057	$1,891	$3,512	$0	$59,460
Secured by farmland	23,218	0	0	0	23,218
Construction and land development	7,854	190	624	0	8,668
Commercial:
Commercial and industrial	34,827	929	1,510	0	37,266
Agricultural production	12,209	0	0	0	12,209
Residential real estate:
One-to-four family	0	18	43	0	61

	$132,165	$3,028	$5,689	$0	$140,882

As of December 31, 2011, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Commercial real estate:
Commercial real estate	$50,080	$2,229	$3,200	$0	$55,509
Secured by farmland	11,628	0	0	0	11,628
Construction and land development	2,729	196	1,893	0	4,818
Commercial:
Commercial and industrial	25,965	2,442	1,808	0	30,215
Agricultural production	3,781	0	0	0	3,781
Residential real estate:
One-to-four family	0	20	341	0	361

	$94,183	$4,887	$7,242	$0	$106,312

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2012:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$5,457	$1,124	$1,783	$958	$18,650	$68,793	$31,499	$128,264
Nonperforming	2	0	0	0	0	491	0	493

	$5,459	$1,124	$1,783	$958	$18,650	$69,284	$31,499	$128,757

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity	Total
Performing	$3,897	$2,821	$980	$681	$17,001	$55,275	$29,906	$110,561
Nonperforming	0	0	0	0	0	572	382	954

	$3,897	$2,821	$980	$681	$17,001	$55,847	$30,288	$111,515